Debt Schedule of Long-term Debt Instruments(Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Current Fiscal Year End Date	--12-31
Senior Notes	$ 72,987	$ 72,726
Long -term debt excluding current maturities - Bank loans	578,703	607,732
Debt Instrument, Unamortized Discount (Premium) and Debt Issuance Costs, Net [Abstract]
Short-term Debt	65,162	49,266
Bank loans and senior notes, gross- Non-Current	652,328	681,357
Debt, Long-term and Short-term, Combined Amount	717,490	730,623
Unamortized deferred financing cost - Current	978	1,129
Unamortized deferred financing costs- Non Current	12,091	13,917
Unamortized deferred financing costs	13,069	15,046
Bank loans	64,184	48,137
Liabilities, Noncurrent	640,237	667,440
Total bank loans and senior notes, net	704,421	715,577
Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes	73,625	73,625
Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	643,865	656,998
$409 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	169,248	174,443
$330 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	235,617	247,876
$42 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	22,354	22,354
$67.5 Million Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	38,456	40,461
$12.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	9,792	10,183
$27.3 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	17,825	18,213
$85.5 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	82,236	85,500
$38.7 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	36,900	38,700
Finance Leases Portfolio Segment [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	18,687
Finance Lease, Liability, Payments, Due		19,268
$12.8 Million Credit Facility [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross	$ 12,750	$ 0